INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of cash flows [abstract]
Fees paid for borrowings	$ 22	$ 21
Overdrawn amount	$ 30	$ 165